May 6, 2003


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: Filings - Rule 497(j)

Re:   Dreyfus Florida Intermediate Municipal Bond Fund
      1933 Act File No. 33-44227
      1940 Act File No. 811-6489
      CIK No. 0000881512

 Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 18 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 30, 2003.

     Please  address  any  comments or  questions  to the  undersigned  at
(212)922-6726.




                                                      Very truly yours,

                                                      /s/ Janice Ingoglio

                                                      Janice Ingoglio
                                                      Paralegal

cc:  Michael A. Rosenberg